SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended		40 Months Ended	49 Months Ended		1 Months Ended				0 Months Ended	3 Months Ended	9 Months Ended
	Jul. 25, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Nov. 09, 2012	Nov. 08, 2013 Subsequent Event [Member] Common Stock [Member]	Nov. 08, 2013 Subsequent Event [Member]	Feb. 21, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Jun. 30, 2013 Series A Convertible Preferred Stock	Mar. 31, 2010 Common Stock [Member]	Sep. 30, 2013 Common Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant											4,578,530
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)		$ 0.24		$ 0.25	$ 0.0679	$ 0.25	$ 0.24				$ 0.24
Royalty Payable Pecentage For Patents	3.50%
Common Stock, Shares, Issued		155,686,534		125,135,113		125,135,113	155,686,534					4,777,526
Debt Conversion, Converted Instrument, Shares Issued													324,394
Stock Issued During Period, Shares, New Issues									11,546,154					65,448,269	13,991,162
Share Price (in Dollars per share)								$ 0.40	$ 0.13
Proceeds from Issuance of Common Stock (in Dollars)			$ 400,022				$ 390,043			$ 1,501,000